SUPPLEMENT DATED DECEMBER 18, 2000

                                     TO THE

                       PROSPECTUS DATED FEBRUARY 23, 2000

                                    IPO PLUS

                                AFTERMARKET FUND

This supplement to the prospectus reflects changes that affect the IPO Plus Aftermarket Fund. Sections or paragraphs of the prospectus that contain numerous changes have been included in their entirety with the specific changes underlined.

Please keep this supplement with your prospectus.

The IPO Plus Aftermarket Fund

                  Supplement dated December 18, 2000 to the
                      Prospectus dated February 23, 2000


The following replaces the information contained in the prospectus on page 4 under "Shareholder Fees" (fees paid directly from your investment) in the section entitled "Fee Table":

Sales Charge on purchases...................................................None
Sales  Charge  on  Reinvested  Dividends....................................None
Deferred Sale Charge........................................................None
Redemption Fee on Shares held 3 months or fewer............................2.00%

The following replaces the information contained in the prospectus on pages 11 and 12 under "Minimum Account Balance" in the section entitled "Shareholder Information":

The IPO Fund reserves the right to redeem shares held in any account at its option upon sixty days written notice if the net asset value of the account falls below $500 for reasons other than market conditions and remains so during the notice period.

The following replaces the information contained in the prospectus beginning on page 12 under "Investing in the IPO Fund":

                           INVESTING IN THE IPO FUND

Shares of the IPO Fund may be purchased directly from the IPO Fund, or through an account maintained with a securities broker or other financial institution. Investors may be charged a fee if they effect transactions through a securities broker or agent.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. A $20 fee may be charged against an investor's account for any payment check returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons. The investor will also be responsible for any losses suffered by the IPO Fund as a result. The IPO Fund reserves the right to reject any purchase order for IPO Fund shares. No share certificates will be issued.

The minimum purchase requirements, which may be waived in certain circumstances, are $2,500 for regular accounts and $500 for IRAs. Additional investments are $100. Questions about the IPO Fund can be answered by calling toll-free 1-888-476-3863.

                  Procedure for Purchasing IPO Fund Shares

By Mail

Complete and sign the New Account Application.
The check must be payable to The IPO Fund.  Mail to:

The IPO Fund
P.O. Box 2133

Milwaukee, WI 53201-2133

By Courier

Follow instructions above and send to:

The IPO Fund

c/o Sunstone Financial Group, Inc.
803 W. Michigan Street

Suite A
Milwaukee, WI 53233-2301

By Telephone

Telephone transactions can not be used for initial investments.

By Wire

Prior to the wire purchase, you must call 1-888-476-3863 for an investor account number. At the same time, you must complete a New Account Application, or IRA application, if applicable. Then wire funds care of:

UMB Bank n.a.:

ABA#: 101000695

For Credit to: Renaissance Funds

A/C# 987-098-4423

For Further Credit To:

Shareholder Account No.: _______________________________
-------------------------
Shareholder Name: _____________________________________
-----------------
Social Security or taxpayer ID #.

By Internet

You may open an account through the

IPO Fund's web site www.IPOhome.com. Please read the section in this supplement entitled, "Transactions Through www.IPOhome.com" for more complete information about this feature.

To Add to an Account:

Complete the investment slip that is included in your account statement, and write your account number on your check. Make the check payable to The IPO Fund and mail to the address at the left.

 If you don't have an investment slip, put the account name, address and IPO Fund account number on the check.

By Courier:
Follow the instructions above and send to

The IPO Fund

c/o Sunstone Financial Group, Inc.
803 W. Michigan Street

Suite A
Milwaukee, WI 53233-2301

By Telephone:
Call  toll-free   1-888-476-3863  to  initiate  an  electronic  funds  transfer.
Previously established ACH bank account information will be required.

Follow the instructions for wire by mail (above). Please note that wires may be rejected if they do not contain complete account information.

By Internet:
You can purchase shares in an existing account through the Fund's web site www.IPOhome.com. To establish Internet transaction privileges, you must enroll through the web site.

You automatically have the ability to establish internet transaction privileges unless you decline the privileges on the New Account or IRA Application.

                          Purchases by Mail or Courier

The New Account Application, if properly filled out and accompanied by a check made payable to the IPO Fund, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading (generally 4:00 p.m. Eastern Time) on the New York Stock Exchange, your shares will be purchased at the net asset value calculated at the close of regular trading on that day. If received after that time, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.

                           Purchases through Financial Service Agents

  If you are investing through a Financial Service Agent, please refer to their program materials for any additional special provisions or fees that may be different from those described in this Prospectus. Certain Financial Service Agents may receive compensation from the IPO Fund. The Financial Service Agent must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price within one business day from the date of the trade.

                           Purchases by Telephone

Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members can be used for telephone transactions. Telephone transactions may not be used for initial purchases. Your account must already have banking information established prior to initiating telephone transactions. Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives your request in good order. Most transfers are completed within three business days after your call to place the order. To preserve flexibility, the IPO Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently, the IPO Fund does not expect to charge a fee.

The IPO Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming procedures such as the above have been followed, the IPO Fund will not be liable for any loss, cost or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. As a result of this policy, the investor will bear the risk of any loss unless the IPO Fund has failed to follow such procedure(s).

                              Purchases by Wire

Prior to the wire purchase you must call 1-888-476-3863 for an investor account number. At the same time you must also complete a New Account Application, or IRA Application if applicable. As soon as possible after wiring the money, send the Application to the IPO Fund. The IPO Fund must receive a properly completed Application to establish transaction privileges. If the IPO Fund does not receive your original Application, it may delay payment of redemption proceeds and withhold taxes. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

                           Purchases by Internet

For complete information regarding Internet transactions, please see the section in this supplement entitled "Transactions Through www.IPOhome.com".

The following replaces the information contained in the prospectus beginning on page 14 under "Redeeming IPO Fund Shares":

                         REDEEMING IPO FUND SHARES

You may sell (redeem) your shares at any time. A fee will be charged on the redemption of shares equal to 2% of the redemption price of shares of the IPO Fund held 3 months or fewer that are being redeemed. There is no redemption fee for the sale of shares held longer than 3 months. Shares are considered clear of the redemption fee once they have passed the trade date plus three months. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. Reinvested distributions will be sold first without a fee. The redemption fee will be applied on a share by share basis using the "first shares in, first shares out" (FIFO) method. Therefore, the oldest shares are considered to have been sold first. Redemption fee proceeds will be applied to the IPO Fund's aggregate expenses allocable to providing custody and redemption services, including transfer agent fees, postage, printing, telephone costs and employment costs relating to the handling and processing of redemptions. Any excess fee proceeds will be added to the IPO Fund's capital. Ordinarily, the IPO Fund makes payment by check for the shares redeemed within seven days after it receives a properly completed request. However, the right of redemption may be suspended or payment may be postponed under unusual circumstances such as when trading on the New York Stock Exchange is restricted. Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received has cleared, which may take up to 10 calendar days from the purchase date.

Payment of the redemption proceeds for shares of the IPO Fund where an investor requests wire payment will normally be made in federal funds on the next business day. Written instructions to change or add a wire address require that signatures for all account holders be guaranteed. The Transfer Agent will wire redemption proceeds only to the bank and account designated on the New Account Application or IRA Application or in written instructions subsequently received by the Transfer Agent, and only if it is a commercial bank and a member of the Federal Reserve System. The Transfer Agent currently charges a $10 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's proceeds.

                  PROCEDURE FOR REQUESTING REDEMPTION

You may request the sale of your shares by mail, courier, and telephone or through the Fund's web site www.IPOhome.com, as described

By Mail

The IPO Fund
P.O. Box 2133

Milwaukee, WI 53201-2133

By Courier

The IPO Fund

c/o Sunstone Financial Group, Inc.
803 W. Michigan Street

Suite A
Milwaukee, WI 53233-2301

The selling price of each share being redeemed will be the IPO Fund's per share net asset value next calculated after receipt of all required documents in good order. Good order means that the request must include:

?   Your IPO Fund account number

?   The number of shares or dollar amount to be sold (redeemed)
? The signatures of all account owners exactly as they are registered on the account ? Any required signature guarantees

? Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships ? In the case of shares being redeemed from an IRA or Roth IRA Plan, a statement of whether or not federal should be withheld (in the absence of
    any statement, federal tax will be withheld)

A signature guarantee of each owner is required to redeem shares in the following situations (I) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address from that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the IPO Fund or the Transfer Agent within the last 30 days. In addition, signature guarantees are required for all redemptions in excess of $50,000 or more from any shareholder account.

Signature guarantees are designed to protect both you and the IPO Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.

                                            By Telephone

Shares of the IPO Fund may also be sold by calling the Transfer Agent toll-free at 1-888-476-3863. To use this procedure for telephone redemption, a shareholder must have previously elected this procedure in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's pre-designated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent. The IPO Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone requests may not be modified or canceled. The selling price of each share being redeemed will be the IPO Fund's per share net asset value next calculated after receipt by the Transfer Agent of the telephone redemption request. The IPO Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

                       Redemptions Through www.IPOhome.com

You may redeem your shares through the IPO Fund's web site www.IPOhome.com. To establish Internet transaction privileges you must enroll through the web site. You automatically have the ability to establish Internet transaction privileges unless you decline to have them on your New Account Application. For complete information regarding Internet transactions, please see the section below entitled "Transactions Through www.IPOhome.com."

                           Transactions through www.IPOhome.com

You may purchase and redeem IPO Fund shares through the IPO Fund's web site www.IPOhome.com. You may establish Internet transaction privileges by enrolling through the web site. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application. You will be required to enter into a user's agreement through the web site in order to enroll in these privileges. In order to conduct Internet transactions, you must have telephone transaction privileges. To purchase shares through the web site you must also have ACH instructions on your account. If you open your account through the web site, then any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent to you by check, or, if your account has bank information, by wire or ACH.

Payment for purchases of IPO Fund shares through the web site may be made only through an ACH debit of your bank account. Redemptions will be paid by check, wire, or ACH transfer only to the address or bank account of record. Redemptions from accounts established through the IPO Fund's web site will be paid only to the bank account of record. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund's web site. The IPO Fund imposes a limit of $50,000 on purchase and redemption transactions through the web site. Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the IPO Fund and its service providers have established certain security procedures, the IPO Fund, its distributor and its Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the web site is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Fund nor its Transfer Agent, distributor or Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

The following replaces the information contained in the prospectus beginning on page 16 under "Dividend and Capital Gain Distributions",

Dividend and Capital Gain Distributions

The IPO Fund intends to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an annual basis in December. Investors may elect to reinvest all income dividends and capital gain distributions in shares of the IPO Fund or in cash as designated on the New Account Application. If the investor does not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the IPO Fund, which will be calculated to the nearest 1000th of a share. Shares will be purchased at the per share net asset value in effect on the business day after the dividend record date and will be credited to the investor's account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

As an IPO Fund shareholder, you may change your election at any time by sending written notification to the IPO Fund, P.O. Box 2133, Milwaukee, WI 53201-2133. The election is effective for distributions with a dividend record date on or after the date that the transfer agent receives notice of the election. In addition, if you elect to have Internet account access, you may change your election though the IPO Fund's web site www.IPOhome.com.

The following supplements the information contained in the prospectus:

SHAREHOLDER COMMUNICATIONS

                           Account Statements

As an IPO Fund shareholder, will receive quarterly account statements. You will also receive calendar year-end statements that detail the tax characteristics of any dividends or capital gains that have been distributed.

REGULATORY MAILINGS

Financial reports will be sent at least semiannually. The IPO Fund's annual report will include audited financial statements.

As an IPO Fund shareholder, you will be sent account statements and regulatory mailings in paper format unless you request to receive account statements and/or regulatory mailings in electronic format. You may elect to receive electronic format by registering for this feature on the Fund's web site www.IPOhome.com.

The following replaces the information contained in the prospectus on page 20 contained in the section entitled "Obtaining Information":

You may obtain the SAI and annual and semiannual reports without charge by calling toll-free 1-888-476-3863 or by writing to the IPO Plus Fund, P.O. Box 2133, Milwaukee, WI 53201-2133. You may review this information at the Public Reference Room of the SEC, Washington D.C. 20549-6009 or by visiting the SEC's World Wide Web site at http://www.sec.gov. You can obtain information about the operations of the SEC's Public Reference Room by calling 1-800-SEC-0330.

The following replaces the information contained in the prospectus on page 20 contained in the section entitled "Custodian, Transfer and Dividend Disbursing Agent":

                     TRANSFER AND DIVIDEND DISBURSING AGENT


Sunstone Financial Group, Inc., which has its headquarters at 803 W. Michigan Street, Suite A, Milwaukee, WI 53233, serves as the
--------------------------------------------------------------------------------
IPO Fund's Transfer and Dividend Disbursing Agent.
--------------------------------------------------


                                    CUSTODIAN

UMB Bank n.a. which has its principal custodial address at 928 Grand Boulevard, 10th Floor, Kansas City, MO, 64106, acts as Custodian for the IPO Fund's investments.